Shareholders’ Deficit (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares		Dec. 31, 2023 $ / shares shares
Shareholders’ Deficit [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Preference shares issued
preference shares outstanding
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, number of votes per share	one
Ordinary shares, shares issued	509,000	509,000		0
Ordinary shares, shares outstanding	509,000	509,000		0
Ordinary share subject to possible redemption	18,400,000	18,400,000		0
Converted basis, percentage	25.00%	20.00%
Ordinary shares, number of votes per share		1
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000	[1]	50,000,000	[1]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Ordinary shares, number of votes per share	one
Ordinary shares, shares issued	4,600,000	4,600,000	[1]	4,600,000	[1]
Ordinary shares, shares outstanding	4,600,000	4,600,000	[1]	4,600,000	[1]
Ordinary shares, number of votes per share		1

[1]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor.